UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund:	Royce Capital Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2017

Date of reporting period: 9/30/2017

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.8%

Consumer Discretionary – 12.2%
Auto Components - 2.7%
Fox Factory Holding [1]	33,800	$1,456,780
Standard Motor Products	25,800	1,244,850
Stoneridge [1]	87,300	1,729,413
Unique Fabricating	137,900	1,165,255

		5,596,298

Diversified Consumer Services - 0.4%
Capella Education	12,272	860,881

Hotels, Restaurants & Leisure - 1.2%
Del Taco Restaurants [1]	88,200	1,352,988
Red Lion Hotels [1]	133,700	1,156,505

		2,509,493

Household Durables - 1.2%
AV Homes [1]	76,700	1,315,405
Cavco Industries [1]	6,904	1,018,685

		2,334,090

Leisure Products - 2.0%
American Outdoor Brands [1,2]	60,400	921,100
MCBC Holdings [1]	73,317	1,494,200
Nautilus [1]	96,900	1,637,610

		4,052,910

Media - 0.7%
New Media Investment Group	95,000	1,405,050

Specialty Retail - 2.9%
Build-A-Bear Workshop [1]	124,100	1,135,515
Citi Trends	77,386	1,537,660
Haverty Furniture	63,300	1,655,295
Shoe Carnival	69,700	1,559,886

		5,888,356

Textiles, Apparel & Luxury Goods - 1.1%
Cherokee [1]	160,000	440,000
Culp	30,649	1,003,755
Vera Bradley [1]	100,900	888,929

		2,332,684

Total		24,979,762

Consumer Staples – 0.6%
Food Products - 0.6%
John B. Sanfilippo & Son	19,400	1,305,814

Total		1,305,814

Energy – 5.6%
Energy Equipment & Services - 4.2%
Gulf Island Fabrication	92,634	1,176,452
Independence Contract Drilling [1]	284,100	1,079,580
Natural Gas Services Group [1]	55,500	1,576,200
Newpark Resources [1]	177,000	1,770,000
Profire Energy [1]	720,729	1,434,251
Total Energy Services	135,700	1,543,244

		8,579,727

Oil, Gas & Consumable Fuels - 1.4%
Ardmore Shipping [1]	210,900	1,739,925
Panhandle Oil and Gas Cl. A	52,000	1,237,600

		2,977,525

Total		11,557,252

Financials – 13.8%
Banks - 3.9%
Blue Hills Bancorp	75,400	1,447,680
Brookline Bancorp	64,200	995,100
Caribbean Investment Holdings [1]	1,751,577	275,785
County Bancorp	51,500	1,547,575
Franklin Financial Network [1]	33,500	1,194,275
HarborOne Bancorp [1]	77,000	1,448,370
Midway Investments [1,3]	1,751,577	0
TriState Capital Holdings [1]	47,572	1,089,399

		7,998,184

Capital Markets - 4.0%
Canaccord Genuity Group	379,400	1,304,449
GAIN Capital Holdings	181,400	1,159,146
Gluskin Sheff + Associates	109,300	1,646,837
Newtek Business Services	57,416	1,023,153
Silvercrest Asset Management Group Cl. A	106,100	1,543,755
Westwood Holdings Group	24,627	1,656,658

		8,333,998

Diversified Financial Services - 0.2%
Waterloo Investment Holdings [1,3]	1,302,000	390,600

Insurance - 1.5%
Atlas Financial Holdings [1]	93,400	1,765,260
Blue Capital Reinsurance Holdings	75,292	1,238,553

		3,003,813

Thrifts & Mortgage Finance - 4.2%
Beneficial Bancorp	58,240	966,784
Clifton Bancorp	89,800	1,501,456
Federal Agricultural Mortgage	17,900	1,302,046
Meridian Bancorp	65,700	1,225,305
PCSB Financial [1,2]	59,300	1,118,398
Territorial Bancorp	37,600	1,187,032
Western New England Bancorp	124,354	1,355,459

		8,656,480

Total		28,383,075

Health Care – 8.3%
Biotechnology - 2.0%
BioSpecifics Technologies [1]	18,400	855,968
Progenics Pharmaceuticals [1]	164,900	1,213,664
Zealand Pharma [1]	99,658	1,923,121

		3,992,753

Health Care Equipment & Supplies - 3.0%
AtriCure [1]	67,800	1,516,686
CryoLife [1]	89,889	2,040,480
Surmodics [1]	38,078	1,180,418
Tactile Systems Technology [1]	48,500	1,501,075

		6,238,659

Life Sciences Tools & Services - 1.5%
Harvard Bioscience [1]	442,268	1,658,505
NeoGenomics [1]	126,900	1,412,397

		3,070,902

Pharmaceuticals - 1.8%
Agile Therapeutics [1]	248,400	1,107,864
BioDelivery Sciences International [1,2]	181,800	536,310
Corium International [1,2]	151,500	1,678,620
Lipocine [1]	95,300	378,341
Synergetics USA (Rights) [1,3]	246,900	46,911

		3,748,046

Total		17,050,360

Industrials – 21.4%
Aerospace & Defense - 1.4%
Astronics Corporation [1]	42,345	1,259,764
CPI Aerostructures [1]	174,344	1,630,116

		2,889,880

Commercial Services & Supplies - 2.5%
Acme United	35,765	822,595
Heritage-Crystal Clean [1]	55,134	1,199,164
Hudson Technologies [1]	157,900	1,233,199
Viad Corporation	29,200	1,778,280

		5,033,238

Construction & Engineering - 0.8%
Northwest Pipe [1]	86,000	1,635,720

Electrical Equipment - 2.2%
American Superconducter [1,2]	171,600	779,064
Encore Wire	33,900	1,517,872
LSI Industries	172,713	1,141,633
Revolution Lighting Technologies [1,2]	156,200	1,015,300

		4,453,869

Industrial Conglomerates - 0.5%
Raven Industries	32,900	1,065,960

Machinery - 8.4%
Alimak Group	87,100	1,588,030
CIRCOR International	22,100	1,202,903
FreightCar America	79,391	1,552,888
Global Brass and Copper Holdings	38,300	1,294,540
Graham Corporation	57,320	1,193,976
Greenbrier Companies (The)	21,600	1,040,040
Kadant	19,831	1,954,345
Kornit Digital [1,2]	81,500	1,246,950
Lindsay Corporation	17,700	1,626,630
Lydall [1]	27,200	1,558,560
RBC Bearings [1]	10,022	1,254,253
Sun Hydraulics	33,700	1,819,800

		17,332,915

Marine - 0.9%
Clarkson	46,400	1,778,855

Professional Services - 3.8%
CRA International	25,906	1,063,441
GP Strategies [1]	52,208	1,610,617
Heidrick & Struggles International	68,400	1,446,660
Kforce	69,300	1,399,860
Navigant Consulting [1]	56,900	962,748
Resources Connection	101,454	1,410,211

		7,893,537

Road & Rail - 0.9%
Marten Transport	86,141	1,770,198

Total		43,854,172

Information Technology – 19.0%
Communications Equipment - 0.4%
EMCORE Corporation [1]	105,800	867,560

Electronic Equipment, Instruments & Components - 7.7%
Airgain [1,2]	96,600	878,094
CUI Global [1]	211,062	778,819
ePlus [1]	19,592	1,811,280
Fabrinet [1]	32,069	1,188,477
Mesa Laboratories	8,800	1,314,016
Neonode [1,2]	788,718	1,009,559
Netlist [1,2]	636,800	468,048
Novanta [1]	33,000	1,438,800
Orbotech [1]	41,200	1,739,052
PC Connection	60,300	1,699,857
Rogers Corporation [1]	12,200	1,626,016
Vishay Precision Group [1]	73,400	1,790,960

		15,742,978

Internet Software & Services - 0.8%
QuinStreet [1]	233,000	1,712,550

IT Services - 1.1%
Cass Information Systems	21,400	1,357,616
Computer Task Group [1]	171,142	917,321

		2,274,937

Semiconductors & Semiconductor Equipment - 6.1%
Brooks Automation	44,200	1,341,912
Everspin Technologies [1,2]	64,500	1,102,305
Nanometrics [1]	59,200	1,704,960
NeoPhotonics Corporation [1]	167,900	933,524
PDF Solutions [1,2]	65,900	1,020,791
Photronics [1]	149,000	1,318,650
Rudolph Technologies [1]	58,893	1,548,886
Silicon Motion Technology ADR	32,200	1,546,566
Ultra Clean Holdings [1]	68,100	2,085,222

		12,602,816

Software - 2.4%
Attunity [1]	167,400	1,131,624
Computer Modelling Group	133,000	976,382
QAD Cl. A	55,500	1,906,425
SeaChange International [1]	293,700	804,738

		4,819,169

Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer [1]	45,511	1,005,793

Total		39,025,803

Materials – 4.5%
Chemicals - 1.9%
FutureFuel Corporation	71,200	1,120,688
Quaker Chemical	7,588	1,122,644
Trecora Resources [1]	115,100	1,530,830

		3,774,162

Construction Materials - 0.7%
U.S. Concrete [1]	19,100	1,457,330

Metals & Mining - 1.9%
Haynes International	43,070	1,546,644
McEwen Mining	221,296	431,527
Richmont Mines [1]	91,500	855,525
Schnitzer Steel Industries Cl. A	38,800	1,092,220

		3,925,916

Total		9,157,408

Real Estate – 1.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Community Healthcare Trust	56,800	1,531,328

Real Estate Management & Development - 1.1%
FRP Holdings [1]	18,240	825,360
Marcus & Millichap [1]	51,500	1,389,985

		2,215,345

Total		3,746,673

Telecommunication Services – 0.7%
Diversified Telecommunication Services - 0.7%
ORBCOMM [1]	125,300	1,311,891

Total		1,311,891

Miscellaneous[4] – 4.9%
Total		10,129,321

TOTAL COMMON STOCKS
(Cost $148,929,017)		190,501,531

REPURCHASE AGREEMENT – 6.8%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $14,027,140 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 5/15/25, valued at
$14,312,502)
(Cost $14,027,000)		14,027,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.6%
U.S. Treasury Bills
due 10/5/17-3/1/18	$76,159	76,155
U.S. Treasury Bonds
2.25%-5.50%
due 8/15/28-11/15/46	140,350	141,303
U.S. Treasury Notes
0.625%-3.75%
due 10/15/17-5/15/27	807,490	811,951
U.S. Treasury Notes - Floating Rate
due 1/31/19	1,277	1,277
U.S. Treasury Strips - Interest
due 11/15/25-2/15/40	5,019	5,021
U.S. Treasury TIPS
0.125%-3.875%
due 1/15/18-2/15/47	174,583	174,759
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.8820%)		6,070,767

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $7,281,233)		7,281,233

TOTAL INVESTMENTS – 103.2%
(Cost $170,237,250)		211,809,764

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.2)%		(6,474,359)

NET ASSETS – 100.0%		$205,335,405

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 90.3%

Consumer Discretionary – 12.9%
Auto Components - 3.8%
Gentex Corporation	426,716	$8,448,977
Stoneridge [1]	337,480	6,685,479

		15,134,456

Automobiles - 0.8%
Thor Industries	26,600	3,349,206

Household Durables - 1.1%
Flexsteel Industries	90,396	4,583,077

Media - 2.1%
Saga Communications Cl. A	186,279	8,494,323

Specialty Retail - 3.9%
American Eagle Outfitters	339,565	4,855,779
DSW Cl. A	234,893	5,045,502
Shoe Carnival	266,621	5,966,978

		15,868,259

Textiles, Apparel & Luxury Goods - 1.2%
Steven Madden [1]	108,261	4,687,701

Total		52,117,022

Consumer Staples – 1.9%
Food & Staples Retailing - 1.9%
Village Super Market Cl. A	305,955	7,569,327

Total		7,569,327

Energy – 2.6%
Energy Equipment & Services - 2.6%
Helmerich & Payne	82,700	4,309,497
Unit Corporation [1]	297,713	6,126,933

Total		10,436,430

Financials – 19.5%
Banks - 8.8%
Ames National	131,080	3,912,738
Camden National	133,288	5,816,688
City Holding Company	54,767	3,938,295
CNB Financial	138,269	3,777,509
Codorus Valley Bancorp	21,844	670,829
Landmark Bancorp	18,922	534,547
MidWestOne Financial Group	167,873	5,667,392
National Bankshares	126,235	5,674,263
Northrim BanCorp	112,200	3,921,390
Unity Bancorp	66,482	1,316,344

		35,229,995

Capital Markets - 5.0%
Federated Investors Cl. B	280,286	8,324,494
Houlihan Lokey Cl. A	110,701	4,331,730
Moelis & Company Cl. A	171,420	7,379,631

		20,035,855

Insurance - 1.3%
Reinsurance Group of America	37,236	5,195,539

Thrifts & Mortgage Finance - 4.4%
Genworth MI Canada	312,550	9,275,678
Southern Missouri Bancorp	21,664	790,519
Timberland Bancorp	56,600	1,773,844
TrustCo Bank Corp. NY	672,002	5,980,818

		17,820,859

Total		78,282,248

Health Care – 2.1%
Health Care Providers & Services - 2.1%
AMN Healthcare Services [1,2]	129,664	5,925,644
Ensign Group (The)	105,220	2,376,920

Total		8,302,564

Industrials – 24.4%
Airlines - 3.5%
Allegiant Travel	48,800	6,426,960
Spirit Airlines [1]	235,853	7,879,849

		14,306,809

Building Products - 2.8%
American Woodmark [1]	62,041	5,971,446
Apogee Enterprises	111,971	5,403,721

		11,375,167

Commercial Services & Supplies - 3.9%
Herman Miller	175,653	6,305,943
HNI Corporation	45,000	1,866,150
Kimball International Cl. B	377,495	7,463,076

		15,635,169

Construction & Engineering - 0.6%
Comfort Systems USA	67,269	2,401,503

Electrical Equipment - 1.4%
EnerSys	83,000	5,741,110

Machinery - 5.2%
Alamo Group	22,542	2,420,335
Federal Signal	108,245	2,303,454
Miller Industries	273,392	7,641,306
Wabash National	372,698	8,504,968

		20,870,063

Professional Services - 5.5%
Heidrick & Struggles International	323,973	6,852,029
Korn/Ferry International	146,974	5,795,185
Robert Half International	113,800	5,728,692
TrueBlue [1]	162,828	3,655,488

		22,031,394

Road & Rail - 1.5%
Old Dominion Freight Line	18,904	2,081,519
Saia [1]	39,564	2,478,685
Werner Enterprises	38,461	1,405,749

		5,965,953

Total		98,327,168

Information Technology – 20.8%
Communications Equipment - 0.9%
NETGEAR [1]	78,071	3,716,180

Electronic Equipment, Instruments & Components - 15.7%
Benchmark Electronics [1]	154,435	5,273,955
Celestica [1]	665,513	8,239,051
Fabrinet [1]	220,160	8,159,129
Insight Enterprises [1]	190,178	8,732,974
Methode Electronics	128,447	5,439,730
Orbotech [1]	89,327	3,770,493
PC Connection	312,477	8,808,727
Sanmina Corporation [1]	145,200	5,394,180
Vishay Intertechnology	490,599	9,223,261

		63,041,500

IT Services - 0.9%
Convergys Corporation	139,200	3,603,888

Semiconductors & Semiconductor Equipment - 1.9%
MKS Instruments	39,991	3,777,150
Silicon Motion Technology ADR	78,600	3,775,158

		7,552,308

Technology Hardware, Storage & Peripherals - 1.4%
Super Micro Computer [1]	261,638	5,782,200

Total		83,696,076

Real Estate – 2.0%
Real Estate Management & Development - 2.0%
Marcus & Millichap [1]	305,134	8,235,567

Total		8,235,567

Utilities – 1.3%
Gas Utilities - 1.3%
Star Gas Partners L.P.	464,277	5,269,544

Total		5,269,544

Miscellaneous[4] – 2.8%
Total		11,152,398

TOTAL COMMON STOCKS
(Cost $301,105,290)		363,388,344

REPURCHASE AGREEMENT – 10.5%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $42,266,423 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 5/15/25, valued at
$43,113,090)
(Cost $42,266,000)		42,266,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.5%
U.S. Treasury Bills
due 12/21/17-3/29/18	$289,565	289,549
U.S. Treasury Bonds
2.50%-4.75%
due 8/15/40-2/15/46	425,419	429,137
U.S. Treasury Notes
0.75%-2.625%
due 10/31/17-5/15/27	4,285,084	4,312,551
U.S. Treasury Notes - Floating Rate
due 1/31/19	58,731	58,725
U.S. Treasury TIPS
0.125%-3.875%
due 4/15/18-2/15/45	745,224	745,945

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $5,835,907)		5,835,907

TOTAL INVESTMENTS – 102.3%
(Cost $349,207,197)		411,490,251

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.3)%		(9,228,255)

NET ASSETS – 100.0%		$402,261,996

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at September 30, 2017. Total market value of loaned securities as of September 30, 2017, was as follows:
Market Value
Micro-Cap Portfolio	$6,958,510
Small-Cap Portfolio	5,749,426
[3]	Securities for which market quotations are not readily available represent 0.2% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[4]	Includes securities first acquired in 2017 and less than 1% of net assets.

Tax Information:
At September 30, 2017, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$ 170,298,101	$ 41,511,663	$ 57,012,223	$ 15,500,560
Small-Cap Portfolio	350,888,564	60,601,687	66,933,443	6,331,756

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedules of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2017. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio
Common Stocks	$190,064,020	$–	$437,511	$190,501,531
Cash Equivalents	7,281,233	14,027,000	–	21,308,233
Small-Cap Portfolio
Common Stocks	363,388,344	–	–	363,388,344
Cash Equivalents	5,835,907	42,266,000	–	48,101,907

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Funds recognize transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2017, securities valued at $5,290,006 were transferred from Level 2 to Level 1 for Royce Micro-Cap Portfolio within the fair value hierarchy.

Level 3 Reconciliation:

			Realized and Unrealized
	Balance as of 12/31/16	Sales	Gain (Loss)	Balance as of 9/30/17

Micro-Cap Portfolio
Common Stocks	$438,083	$937	$365	$437,511

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	9/30/17	Technique(s)	Input(s)	Range Average	Input[1]

Micro-Cap Portfolio
		Discounted Present Value
Common Stocks	$437,511	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at September 30, 2017 are overnight and continuous.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Capital Fund
Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Capital Fund
Date: November 21, 2017

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Capital Fund
Date: November 21, 2017